Investment Objectives and Goals	Aug. 03, 2026
Leverage Shares 2X Long LITE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long LITE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of LITE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long APP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long APP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of APP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long TDG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long TDG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of TDG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long DGXX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long DGXX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of DGXX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long STRL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long STRL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of STRL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long KEEL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long KEEL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of KEEL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long OUST Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long OUST Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of OUST. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long KOPN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long KOPN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of KOPN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long MXL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MXL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of MXL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long NVMI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NVMI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of NVMI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SEDG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SEDG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SEDG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long NEE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NEE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of NEE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long MRAM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MRAM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of MRAM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SIMO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SIMO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SIMO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long TE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long TE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of TE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SIDU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SIDU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SIDU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long UMC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long UMC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the ADR of UMC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long PURR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long PURR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of PURR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.